Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

14.  Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the year ended December 31, 2019 are as follows:

	Thousands of Yen
		Tax
	Before Tax	(Expense)	Net of Tax
	Amount	Benefit	Amount
Year ended December 31, 2019
Foreign currency translation adjustments
Amount arising during the period	¥ ―	¥ ―	¥ ―
Reclassification adjustments for gains and losses realized in net income	400	(122)	278
Other comprehensive income (loss)	¥400	¥(122)	¥278

There were no such amounts recognized for the year ended December 31, 2020.

Changes in accumulated other comprehensive income (loss) for the year ended December 31, 2019 are as follows

Thousands of Yen
Foreign currency
translation adjustments
Balance at December 31, 2018	¥(278)
Other comprehensive income (loss) before reclassifications	―
Amounts reclassified from accumulated other comprehensive income (loss)	278
Net change during the year	278
Balance at December 31, 2019	¥ ―

There were no accumulated other comprehensive income (loss) as of December 31, 2020 and no changes for the year ended December 31, 2020.

Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2020 and 2019 are as follows:

				Affected line items
	Thousands of Yen			in consolidated
	2020		2019	statements of (loss) income
Foreign currency translation adjustments	¥	―	¥400	Other – net
		―	(122)	Income tax (benefit) expense
		―	278	Net (loss) income
Total amount reclassified, net of tax	¥	―	¥278